HIGHLAND FUNDS I

(formerly Pyxis Funds I)

Highland Floating Rate Opportunities Fund

(formerly Pyxis Floating Rate Opportunities Fund)

Class A - Ticker: HFRAX

Class B - Ticker: HFRBX

Class C - Ticker: HFRCX

Class Z - Ticker: HFRZX

Highland Long/Short Equity Fund

(formerly Pyxis Long/Short Equity Fund)

Class A - Ticker: HEOAX

Class C - Ticker: HEOCX

Class Z - Ticker: HEOZX

Highland Long/Short Healthcare Fund

(formerly Pyxis Long/Short Healthcare Fund)

Class A - Ticker: HHCAX

Class C - Ticker: HHCCX

Class Z - Ticker: HHCZX

Supplement dated October 21, 2013 to the Prospectus and Summary Prospectuses, each dated November 1, 2012, as supplemented and amended from time to time, for Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses.

Effective as of October 17, 2013, the redemption/exchange fee is eliminated with respect to shares of each of Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund.

Effective immediately, the shareholder fees table for the Highland Floating Rate Opportunities Fund under the heading “Fees and Expenses of the Fund” on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Z
Maximum Sales Charge Imposed On Purchases (as a % of purchase price)	3.50%	None	None	None
Maximum Sales Charge Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	3.25%	1.00%	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None	None

Effective immediately, the shareholder fees table for the Highland Long/Short Equity Fund under the heading “Fees and Expenses of the Fund” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Z
Maximum Sales Charge Imposed On Purchases (as a % of purchase price)	5.50%	None	None
Maximum Sales Charge Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None
Maximum Contingent Deferred Sales Charge (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None

Effective immediately, the shareholder fees table for the Highland Long/Short Healthcare Fund under the heading “Fees and Expenses of the Fund” on page 16 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Z
Maximum Sales Charge Imposed On Purchases (as a % of purchase price)	5.50%	None	None
Maximum Sales Charge Imposed on Reinvested Dividends and other Distributions (as % of offering price)	None	None	None
Maximum Contingent Deferred Sales Charge (as a % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%	None
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	None	None	None
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	None	None	None

Effective immediately, the fourth paragraph under the heading “Shareholder Guide-How to Invest in Highland Funds-Redemption of Shares” on page 48 of the Prospectus is hereby deleted in its entirety.

HFI-SUP-10/21/13

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE